Income and social contribution taxes, Deferred taxes (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income and social contribution tax effect on: [Abstract]
Total assets		R$ 44	R$ 41,057	R$ 25,874
Income and social contribution tax effect on: [Abstract]
Total liabilities		137,028	175,556	R$ 110,618
Allowance for Doubtful Accounts [Member]
Income and social contribution tax effect on: [Abstract]
Total assets		0	2,036
Other Temporarily Non-deductible Provisions [Member]
Income and social contribution tax effect on: [Abstract]
Total assets		0	5,869
Sundry Provisions [Member]
Income and social contribution tax effect on: [Abstract]
Total assets		44	6,212
Provision for Profit Sharing [Member]
Income and social contribution tax effect on: [Abstract]
Total assets		0	4,169
Labor, Civil and Tax Proceedings [Member]
Income and social contribution tax effect on: [Abstract]
Total assets		0	22,771
Appreciation of Property, Plant and Equipment [Member]
Income and social contribution tax effect on: [Abstract]
Total liabilities		15,438	17,054
Customer Relationship and License [Member]
Income and social contribution tax effect on: [Abstract]
Total liabilities		10,975	12,299
Business Combination/Goodwill [Member]
Income and social contribution tax effect on: [Abstract]
Total liabilities		91,024	92,055
Government Entities [Member]
Income and social contribution tax effect on: [Abstract]
Total liabilities	[1]	19,591	32,309
Other [Member]
Income and social contribution tax effect on: [Abstract]
Total liabilities		R$ 0	R$ 21,839

[1]	The amount relates to deferral of income until its realization. According to current legislation, the portion of income proportional to revenue considered in profit or loss and not received by the statement of financial position date may be excluded from the calculation.